Investments	12 Months Ended
Dec. 31, 2023
Investments
Investments

17.Investments

As of December 31, 2023, the Group holds investments in German and US government bonds of €33.5 million. These bonds have generated interest income of €0.5 million recognized in finance income/cost net. These investments are considered short-term as they all mature within a period of six months.